INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.                                      INTANGIBLE ASSETS, NET

As of December 31, 2012 and 2013, the Group had the following amounts related to the intangible assets:

	Weighted	December 31, 2012				December 31, 2013
	average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values

Customer base	5 years	$13,003,920	$(6,850,171)	$(6,153,749)	$—	13,409,760	(7,063,958)	(6,345,802)	—
Non-compete agreements	10 years	4,175,461	(1,093,080)	(3,082,381)	—	4,305,773	(1,127,194)	(3,178,579)	—
Patents	10 years	270,429	(86,457)	—	183,972	280,474	(114,123)	—	166,351
Trademark	10 years	232,853	(50,134)	—	182,719	330,130	(78,966)	—	251,164
Concession contracts	9 years	98,236,816	(19,098,460)	(79,138,356)	—	101,302,697	(19,694,505)	(81,608,192)	—
Technology	9 years	365,016	(40,557)	(324,459)	—	376,408	(41,823)	(334,585)	—

		$116,284,495	$(27,218,859)	$(88,698,945)	$366,691	$120,005,242	$(28,120,569)	$(91,467,158)	$417,515

The Company estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates.  For the year ended December 31, 2012, the Group recorded an impairment loss of $36,449,082 on its intangible assets due to poorer than expected performance of the Group in 2012 as detailed in Note 7.

No impairment loss on intangible assets was recorded during the years ended December 31, 2011 and 2013.

The Group recorded amortization expense as follows:

	December 31,
	2011	2012	2013

Cost of revenue	$5,322,301	$2,727,084	$—
Selling and marketing expenses	740,238	379,008	—
General and administrative expenses	35,647	45,642	51,316
	$6,098,186	$3,151,734	$51,316